Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.533.7881

Commonwealth Annuity and Life Insurance Company

a Goldman Sachs Company

ANNUAL REPORT — 12/31/2008

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY ESTATE OPTIMIZER

March 18, 2009

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	VEL ACCOUNT III 1940 Act Registration Number: 811-8857 1933 Act Registration Numbers: 33-58385 CIK: 0001040492 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), VEL Account III, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 27, 2009
AIM Variable Insurance Funds	896435	February 26, 2009
AllianceBernstein Variable Products Series Fund, Inc.	825316	February 23, 2009
Delaware VIP Trust	814230	February 26, 2009
Fidelity Variable Insurance Products Fund	356494	March 2, 2009
Fidelity Variable Insurance Products Fund II	831016	March 11, 2009
Franklin Templeton Variable Insurance Products Trust	837274	February 24, 2009
Janus Aspen Series	906185	February 26, 2009
T. Rowe Price International Series, Inc.	918292	February 20, 2009

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel

and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772